UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  28-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

     /s/ Douglas K. Lee     San Francisco, CA/USA     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $395,901 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     3655   425000 SHS      SOLE                   425000        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101    14630   385000 SHS      SOLE                   385000        0        0
AMAZON COM INC                 COM              023135106    36026   200000 SHS PUT  SOLE                   200000        0        0
ANALOG DEVICES INC             COM              032654105     7876   200000 SHS      SOLE                   200000        0        0
ANCESTRY COM INC               COM              032803108     2659    75000 SHS      SOLE                    75000        0        0
APPLE INC                      COM              037833100    24396    70000 SHS      SOLE                    70000        0        0
APPLE INC                      COM              037833100    27881    80000 SHS PUT  SOLE                    80000        0        0
ARUBA NETWORKS INC             COM              043176106    16920   500000 SHS PUT  SOLE                   500000        0        0
ASML HOLDING N V               NY REG SHS       N07059186    12683   285000 SHS      SOLE                   285000        0        0
BROADCOM CORP                  CL A             111320107    12799   325000 SHS      SOLE                   325000        0        0
BROADCOM CORP                  CL A             111320107    19690   500000 SHS CALL SOLE                   500000        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    15375  2500000 SHS      SOLE                  2500000        0        0
CIENA CORP                     COM NEW          171779309     5188   200000 SHS PUT  SOLE                   200000        0        0
CISCO SYS INC                  COM              17275R102    15435   900000 SHS      SOLE                   900000        0        0
CREE INC                       COM              225447101     3462    75000 SHS      SOLE                    75000        0        0
DELL INC                       COM              24702R101     5804   400000 SHS      SOLE                   400000        0        0
EBAY INC                       COM              278642103    11640   375000 SHS      SOLE                   375000        0        0
FINISAR CORP                   COM NEW          31787A507     3321   135000 SHS PUT  SOLE                   135000        0        0
GOOGLE INC                     CL A             38259P508    25231    43000 SHS      SOLE                    43000        0        0
INTEL CORP                     COM              458140100     1009    50000 SHS      SOLE                    50000        0        0
INTERSIL CORP                  CL A             46069S109    12886  1035000 SHS      SOLE                  1035000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    23325  1500000 SHS CALL SOLE                  1500000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    15550  1000000 SHS      SOLE                  1000000        0        0
ORACLE CORP                    COM              68389X105    16716   500000 SHS      SOLE                   500000        0        0
PMC-SIERRA INC                 COM              69344F106    18775  2500000 SHS      SOLE                  2500000        0        0
POWER INTEGRATIONS INC         COM              739276103    13799   360000 SHS      SOLE                   360000        0        0
RESEARCH IN MOTION LTD         COM              760975102     1131    20000 SHS PUT  SOLE                    20000        0        0
RIVERBED TECHNOLOGY INC        COM              768573107    15060   400000 SHS      SOLE                   400000        0        0
RUBICON TECHNOLOGY INC         COM              78112T107     8304   300000 SHS      SOLE                   300000        0        0
SALESFORCE COM INC             COM              79466L302     4675    35000 SHS      SOLE                    35000        0        0